Cash and Cash Equivalents and Short-term Investments - Short-Term Investments (Detail) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short Term Investments [Line Items]
Cost basis	€ 950,000	€ 334,864
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	950,000	334,864
Dutch Treasury Certificates [Member]
Short Term Investments [Line Items]
Cost basis	0	334,864
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	0	334,864
Deposits [Member]
Short Term Investments [Line Items]
Cost basis	950,000	0
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	€ 950,000	€ 0